UNAUDITED QUARTERLY INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 22,876	$ 15,240	$ 14,110	$ 11,830	$ 32,620	$ 12,776	$ 8,510	$ 8,727	$ 64,056	$ 62,633	$ 50,536
Operating expenses	36,694	20,940	18,420	15,441	24,820	15,569	13,138	12,525	91,495	66,052	69,937
Equity in joint venture income	9,055	1,848	5,108	5,516	5,346	(646)	2,551	5,256	13,672	9,097	8,071
Interest income from loan pool participations and notes receivable	2,130	3,712	2,876	538	2,051	1,048	2,241	2,546	9,256	7,886	11,855
Operating income	(2,633)	(140)	3,674	2,443	15,197	(2,391)	164	4,004	3,344	16,974	3,002
Non-operating expenses	18,042	(6,502)	(5,809)	(2,234)	(5,562)	(5,482)	485	(1,294)
Income from continuing operations before benefit from (provision for) income taxes	15,409	(6,642)	(2,135)	209	9,635	(7,873)	649	2,710	6,841	5,121	10,212
Benefit from (provision for) income taxes	(4,913)	2,500	1,138	1,483	(148)	2,997	(172)	(663)	208	2,014	(3,727)
Income from continuing operations	10,496	(4,142)	(997)	1,692					7,049	7,135	6,485
Income from discontinued operations, net of income taxes				2					2	8
(Loss) gain from sale of real estate, net of income taxes				(212)					(212)	335
Net income	10,496	(4,142)	(997)	1,482	9,487	(4,876)	477	2,047	6,839	7,478	6,485
Net income attributable to the noncontrolling interests	401	(64)	(128)	(2,798)	163	42	(299)	(1,038)	(2,589)	(1,132)	(2,979)
Net income attributable to Kennedy-Wilson Holdings, Inc.	10,897	(4,206)	(1,125)	(1,316)	9,650	(4,834)	178	1,009	4,250	6,346	3,506
Preferred stock dividends and accretion of issuance costs	(2,036)	(2,036)	(2,036)	(2,036)	(2,036)	(2,036)	(2,636)	(2,036)	(8,144)	(8,744)	(4,558)
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$ 8,861	$ (6,242)	$ (3,161)	$ (3,352)	$ 7,614	$ (6,870)	$ (2,458)	$ (1,027)	$ (3,894)	$ (2,398)	$ (1,052)
Basic (loss) earnings per share (in dollars per share)	$ 0.15	$ (0.11)	$ (0.06)	$ (0.07)	$ 0.17	$ (0.16)	$ (0.06)	$ (0.02)
Diluted (loss) earnings per share (in dollars per share)	$ 0.15	$ (0.11)	$ (0.06)	$ (0.07)	$ 0.14	$ (0.16)	$ (0.06)	$ (0.02)